Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	May 01, 2020	Nov. 01, 2019	Oct. 31, 2019	Jul. 31, 2019	May 01, 2019	Nov. 01, 2018
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	$ 77,320			$ 48,894
Derivative liabilities	80,685			$ 50,051
Level 3 of fair value hierarchy [member] | Netted Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	400	$ 300	$ 600		$ 500	$ 600	$ 500
Derivative liabilities	$ 1,100	$ 1,000	$ 1,600		$ 1,400	$ 1,500	$ 1,200